                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07263

Morgan Stanley Hawaii Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Hawaii Municipal Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended May 31, 2004

Total Return for the six months ended May 31, 2004

Hawaii Municipal Trust	Lehman Brothers Municipal Bond Index[1]	Lipper Hawaii Municipal Debt Funds Average[2]
0.13%	–0.22%	–0.25%

The Fund's total return figure assumes the reinvestment of all distributions but does not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The U.S. economy continued to show improvement during the six-month period ended May 31, 2004. On the positive side, retail sales fueled year-over-year gross domestic product growth of 5 percent through the March 2004 calendar quarter. Historically, higher output has led to higher interest rates; however, yields remained relatively low during the review period. A combination of low inflation and weak employment growth caused the Federal Open Market Committee (the "Fed") to maintain its accommodative monetary policy.

Through the first three months of the period under review, fears of a so-called jobless recovery supported a positive outlook for fixed-income investments. Then, surprising job growth in March and escalating oil prices led investors to anticipate that interest rates would rise sooner rather than later. While the Fed did not change its short-term lending rate at its April meeting, it did signal a prospective shift in policy. As a result, bond yields spiked in April and May.

The supply of new municipal bonds in calendar 2003 reached record levels as many municipalities took advantage of historically low interest rates to reduce expenditures by refinancing existing debt at lower yields. Some municipalities attempted to meet budget needs by issuing additional debt. Issuance slowed from this record pace in the first months of 2004.

Low interest rates in 2003 and early 2004 slowed demand for municipal bonds. Retail investors and mutual funds saw little advantage to selling bonds purchased at higher yields, only to reinvest the proceeds at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, and credit spreads tightened.

Performance Analysis

During the six-month period ended May 31, 2004, Morgan Stanley Hawaii Municipal Trust outperformed the Lehman Brothers Municipal Bond Index and the Lipper Hawaii Municipal Debt Funds Average. Because of the portfolio's defensive characteristics with lower average duration, overall performance lagged in the first calendar quarter of 2004. As interest rates increased relative performance improved. However, plans to liquidate the Fund were announced in April. In response to this announcement, the Fund officially assumed a "defensive" positioning by purchasing short-term investments, including out of state money market holdings in excess of 20 percent.

TOP FIVE SECTORS
Housing	16.6%
Transportation	14.5
Education	9.9
IDR/PCR*	9.8
Water & Sewer	5.5

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	94.0%
Aa/AA	0.0
A/A	2.6
Baa/BBB	3.4
Ba/BB or less	0.0
NR	0.0

* Industrial Development/Pollution Control Revenue
Data as of May 31, 2004. Subject to change daily. All percentages for Top Five Sectors are as a percentage of net assets and all percentages for Long-Term Credit Analysis are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in securities that pay interest normally exempt from federal and Hawaii state income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in investment grade, municipal obligations of issuers in Hawaii and obligations of U.S. Governmental territories such as Puerto Rico. Municipal obligations are bonds, notes or commercial paper issued by state and local governments. The Fund will invest in municipal obligations rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Fund's portfolio securities.

Performance Summary

Average Annual Total Returns — Period Ended May 31, 2004

	(since 06/16/95)
Symbol	DWHIX
1 Year	1.14%	[3]
	(1.90)	[4]
5 Years	5.09	[3]
	4.45	[4]
Since Inception	5.58	[3]
	5.23	[4]

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Hawaii Municipal Debt Funds Average tracks the performance of all funds in the Lipper Hawaii Municipal Debt Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments May 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Hawaii Tax-Exempt Municipal Bonds * (68.8%)
	General Obligation (5.4%)
$150	Hawaii County, Ser 2001 A (FGIC)	5.00%	07/15/19	$154,064
300	Maui County, Ser 2002 A (MBIA)	5.25	03/01/18	316,647
450				470,711
	Educational Facilities Revenue (9.9%)
500	University of Hawaii, Refg Ser 2001 B (FSA)	5.25	10/01/17	531,220
300	University of Puerto Rico, Ser O (MBIA)	5.75	06/01/19	331,500
800				862,720
	Electric Revenue (1.8%)
150	Puerto Rico Electric Power Authority, Power Ser X	5.50	07/01/25	153,465
	Hospital Revenue (2.4%)
200	Hawaii Department of Budget & Finance, Kapiolani Health Care Ser 1996	6.25	07/01/21	206,192
	Industrial Development/Pollution Control Revenue (9.8%)
	Hawaii Department of Budget & Finance,
500	Hawaiian Electric Co Ser 1999 B (AMT) (Ambac)	5.75	12/01/18	537,800
100	Hawaiian Electric Co Ser 1995 A (AMT) (MBIA)	6.60	01/01/25	103,430
200	Hawaiian Electric Co Ser 1996 A (AMT) (MBIA)	6.20	05/01/26	213,378
800				854,608
	Mortgage Revenue – Multi-Family (13.1%)
125	Hawaii Housing Finance & Development Corporation, University of Hawaii Faculty Ser 1995 (Ambac)	5.65	10/01/16	131,342
500	Honolulu City & County, Smith-Beretania FHA Insured Ser 2002 A	5.45	01/01/25	500,920
500	Honolulu, Waipahu Towers GNMA Collateralized 1995 Ser A (AMT)	6.90	06/20/35	515,355
1,125				1,147,617
	Mortgage Revenue – Single Family (3.5%)
300	Hawaii Housing Finance & Development Corporation, Purchase 1994 Ser B (MBIA)	5.90	07/01/27	307,047
	Public Facilities Revenue (2.9%)
250	Hawaii, Kapolei State Office Building 1998 Ser A COPs (Ambac)	5.00	05/01/18	257,180

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments May 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Transportation Facilities Revenue (14.5%)
	Hawaii,
$200	Airports Refg Ser 2001 (AMT) (FGIC)	5.25%		07/01/21	$203,244
200	Harbor Ser 1997 (AMT) (MBIA)	5.75		07/01/17	214,286
500	Highway Ser 2000 (FSA)	5.375		07/01/18	533,955
300	Highway Ser 2001 (FSA)	5.375		07/01/20	317,808
1,200					1,269,293
	Water & Sewer Revenue (5.5%)
	Honolulu City & County,
200	Wastewater Jr Ser 1998 (FGIC)	5.25		07/01/17	211,648
250	Wastewater Sr Ser 2001 (Ambac)	5.50		07/01/18	269,585
450					481,233
5,725	Total Hawaii Tax-Exempt Municipal Bonds (Cost $5,743,422)				6,010,066
	Short-Term Tax-Exempt Municipal Obligations† (29.2%)
355	California Housing Finance Agency, Multifamily Ser 2000 B (Demand 06/01/04)	1.00	**	02/01/31	355,000
300	California Statewide Community Development Authority, John Muir/Mt Diablo Health Ser 1997 COPs (Ambac) (Demand 06/01/04)	0.99	**	08/15/27	300,000
300	University Athletic Association Inc, Florida, University of Florida Ser 1990 (Demand 06/01/04)	1.10	**	02/01/20	300,000
400	Idaho Health Facilities Authority, St Luke's Regional Medical Center Ser 2000 (FSA) (Demand 06/01/04)	1.06	**	07/01/30	400,000
400	Clark County School District, Nevada, Ser 2001 B (FSA) (Demand 06/01/04)	0.98	**	06/15/21	400,000
400	Reno, Nevada, St Mary's Regional Medical Center Ser 1998 B (MBIA) (Demand 06/01/04)	1.06	**	05/15/23	400,000
400	North Central Texas Health Facilities Development Corporation, Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 06/01/04)	1.02	**	12/01/15	400,000
2,555	Total Short-Term Tax-Exempt Municipal Obligations (Cost $2,555,000)				2,555,000
$8,280	Total Investments (Cost $8,298,422) (a)			98.0%	8,565,066
	Other Assets In Excess of Liabilities			2.0	177,419
	Net Assets			100.0%	$8,742,485

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments May 31, 2004 (unaudited) continued

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
*	Puerto Rico issues represent 6% of net assets.
**	Current coupon of variable rate demand obligation.
†	All short-term holdings are non-Hawaii exempt. They are held to meet cash flow needs pending liquidation of the Fund.
(a)	The aggregate cost for federal income tax purposes is $8,298,342. The aggregate gross unrealized appreciation is $267,626 and the aggregate gross unrealized depreciation is $902, resulting in net unrealized appreciation of $266,724.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $8,298,422)	$8,565,066
Cash	41,235
Interest receivable	122,459
Prepaid expenses	16,866
Receivable from affiliate	16,856
Total Assets	8,762,482
Liabilities:
Dividends payable to shareholders	1,613
Accrued expenses	18,384
Total Liabilities	19,997
Net Assets	$8,742,485
Composition of Net Assets:
Paid-in-capital	$8,312,702
Net unrealized appreciation	266,644
Accumulated undistributed net investment income	3,046
Accumulated undistributed net realized gain	160,093
Net Assets	$8,742,485
Net Asset Value Per Share, 837,715 shares outstanding (unlimited shares authorized of $.01 par value)	$10.44
Maximum Offering Price Per Share, (net asset value plus 3.09% of net asset value)	$10.76

Statement of Operations

For the six months ended May 31, 2004 (unaudited)

Net Investment Income:
Interest Income	$295,307
Expenses
Professional fees	27,018
Investment management fee	22,379
Shareholder reports and notices	18,509
Distribution fee	10,429
Transfer agent fees and expenses	2,485
Registration fees	2,443
Custodian fees	1,086
Other	2,543
Total Expenses	86,892
Less: amounts waived/reimbursed	(51,036)
Less: expense offset	(1,020)
Net Expenses	34,836
Net Investment Income	260,471
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	160,587
Futures contracts	29,211
Net Realized Gain	189,798
Net Change in Unrealized Appreciation on:
Investments	(411,053)
Futures contracts	(29,704)
Net Depreciation	(440,757)
Net Loss	(250,959)
Net Increase	$9,512

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MAY 31, 2004	FOR THE YEAR ENDED NOVEMBER 30, 2003
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$260,471	$532,069
Net realized gain	189,798	22,534
Net change in unrealized depreciation	(440,757)	349,504
Net Increase	9,512	904,107
Dividends and Distributions to Shareholders from:
Net investment income	(261,039)	(529,984)
Net realized gain	(11,112)	—
Total Dividends and Distributions	(272,151)	(529,984)
Net increase (decrease) from transactions in shares of beneficial interest	(4,660,541)	781,828
Net Increase (Decrease)	(4,923,180)	1,155,951
Net Assets:
Beginning of period	13,665,665	12,509,714
End of Period
(Including accumulated undistributed net investment income of $3,046 and $3,614, respectively)	$8,742,485	$13,665,665

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Hawaii Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from both federal and State of Hawaii income taxes consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on March 14, 1995 and commenced operations on June 16, 1995.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2004 (unaudited) continued

D.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.35% to the Fund's daily net assets.

For the six months ended May 31, 2004 and through December 31, 2004, the Investment Manager has agreed to assume all operating expenses to the extent that such expenses on an annualized basis exceed 0.55% of the daily net assets of the Fund. At May 31, 2004, included in the Statement of Assets and Liabilities is a receivable from affiliate which represents expense reimbursements due to the Fund.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.20% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 2004, the distribution fee was accrued at the annual rate of 0.16%.

The Distributor has informed the Fund that for the six months ended May 31, 2004, it received $11,284 in commissions from the sale of shares of the Fund's beneficial interest. Such commissions are deducted from the proceeds of the sales of the Fund's shares and are not an expense of the Fund.

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2004 (unaudited) continued

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2004 aggregated $735,712 and $6,925,150, respectively. Included in the aforementioned transactions are sales of $1,057,155 with other Morgan Stanley funds including a realized gain of $9,488.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $100.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2003, the Fund had temporary book/tax differences attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2004 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MAY 31, 2004		FOR THE YEAR ENDED NOVEMBER 30, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	35,988	$382,427	238,784	$2,514,558
Reinvestment of dividends and distributions	10,682	113,175	21,164	222,845
	46,670	495,602	259,948	2,737,403
Redeemed	(493,506)	(5,156,143)	(186,054)	(1,955,575)
Net increase (decrease)	(446,836)	$(4,660,541)	73,894	$781,828

7.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2004 (unaudited) continued

and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

10.   Fund Liquidation

On April 22, 2004, the Board of Trustees of the Fund recommended the liquidation of the Fund. The liquidation is subject to the approval of the Fund's shareholders at a meeting scheduled to be held on or about August 16, 2004. If approved, the liquidation will occur as soon as is reasonable and practicable.

Effective April 30, 2004, the Fund ceased offering its shares and ceased accruing its distribution fee.

Morgan Stanley Hawaii Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MAY 31, 2004		FOR THE YEAR ENDED NOVEMBER 30
			2003	2002	2001	2000	1999
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.64		$10.33	$10.17	$9.78	$9.47	$10.41
Income (loss) from investments operations:
Net investment income	0.22		0.43	0.43	0.44	0.45	0.46
Net realized and unrealized gain (loss)	(0.19)		0.31	0.16	0.39	0.31	(0.88)
Total income (loss) from investment operations	0.03		0.74	0.59	0.83	0.76	(0.42)
Less dividends and distributions from:
Net investment income	(0.22)		(0.43)	(0.43)	(0.44)	(0.45)	(0.46)
Net realized gain	(0.01)		—	—	—	—	(0.06)
Total dividends and distributions	(0.23)		(0.43)	(0.43)	(0.44)	(0.45)	(0.52)
Net asset value, end of period	$10.44		$10.64	$10.33	$10.17	$9.78	$9.47
Total Return†	0.13	%(1)	7.25%	5.92%	8.62%	8.26%	(4.20)%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	0.56	%(2)	0.56%	0.56%	0.56%	0.56%	0.52%
Net investment income	4.07	%(2)	4.06%	4.20%	4.33%	4.70%	4.54%
Supplemental Data:
Net assets, end of period, in thousands	$8,742		$13,666	$12,510	$10,485	$7,198	$7,257
Portfolio turnover rate	6	%(1)	15%	13%	12%	19%	18%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	If the Investment Manager had not assumed expenses and waived its investment management fee, the expense and net investment income ratios would have been as follows, which do not reflect the effect of expense offsets as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO	EXPENSE OFFSET
May 31, 2004	1.36%	3.27%	0.01%
November 30, 2003	1.34	3.28	0.01
November 30, 2002	1.60	3.16	0.01
November 30, 2001	1.85	3.04	0.01
November 30, 2000	2.37	2.89	0.01
November 30, 1999	2.45	2.61	0.01

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37876RPT-RA04-00357P-Y05/04	MORGAN STANLEY FUNDS
Morgan Stanley Hawaii Municipal Trust Semiannual Report May 31, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Hawaii Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Hawaii
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  July 20, 2004

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Hawaii
     Municipal Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  July 20, 2004

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Hawaii Municipal Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 20, 2004                                /s/ Ronald E. Robison
                                                   ---------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Hawaii Municipal Trust and will be retained by Morgan
Stanley Hawaii Municipal Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Hawaii Municipal Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 20, 2004                            /s/ Francis Smith
                                               -------------------
                                               Francis Smith
                                               Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Hawaii Municipal Trust and will be retained by Morgan
Stanley Hawaii Municipal Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9